Investment Objectives and Goals - The Acquirers Fund	Aug. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	The Acquirers Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Acquirers Fund (the “Fund”) seeks capital appreciation.